Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (339,240)
Financial liabilities at end of period	(330,196)	kr (339,240)
Financial assets and liabilities at fair value in level 3
Unrealized fair value changes	(27)	2,024
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(31,052)	(34,592)
Purchases	(180)	(4,267)
Settlements & sales	11,618	10,476
Transfers to level 3	(1,912)
Transfers from level 3	11,264
Gains (+) and losses (-) through profit or loss	(508)	2,025
Gains (+) and losses (-) in other comprehensive income	(207)	(52)
Currency exchange-rate effects assets and liabilities	427	(4,642)
Financial assets and liabilities at fair value in level 3, at the end of period	(10,550)	(31,052)
Debt securities issued
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(318,900)
Financial liabilities at end of period	(313,931)	(318,900)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(26,536)	(32,555)
Purchases	(180)	(4,267)
Settlements & sales	10,202	10,255
Transfers to level 3	(1,912)
Transfers from level 3	11,291
Gains (+) and losses (-) through profit or loss	(1,927)	2,641
Gains (+) and losses (-) in other comprehensive income	(207)	(52)
Currency exchange-rate effects liabilities	998	(2,558)
Financial liabilities at end of period	(8,271)	(26,536)
Derivatives
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(13,187)
Financial liabilities at end of period	(12,637)	(13,187)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(4,516)	(2,037)
Purchases		0
Settlements & sales	1,416	221
Transfers from level 3	(27)
Gains (+) and losses (-) through profit or loss	1,419	(616)
Currency exchange-rate effects assets and liabilities	(571)	(2,084)
Financial assets and liabilities at fair value in level 3, at the end of period	kr (2,279)	kr (4,516)